Note 3 - Trade Accounts and Notes Receivable, Net - Schedule of Long Term Payments Receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total minimum payments	€ 299	€ 593
Sales Type Leases [Member]
2018	65
2019	48
2020	24
2021	10
2022
Total minimum payments	147
License Revenue [Member]
2018	152
2019
2020
2021
2022
Total minimum payments	€ 152